Related Parties Transactions (Details) - Schedule of expenses related to service agreement and the office services agreement - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Expenses Related to Service Agreement and the Office Services Agreement [Abstract]
Research and development	$ 18	$ 22
Sales and marketing	18	22
General and administrative	38	44
Total	$ 74	$ 88